Financial Instruments and Financial Risk Management - Summary of Aging of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Current Receivables [Line Items]
Trade and other receivables	$ 924,277	$ 1,059,764
Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Allowance for expected credit loss	29,506	29,038	$ 27,317
Not Past Due
Trade And Other Current Receivables [Line Items]
Trade and other receivables	619,888	696,357
Not Past Due | Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Allowance for expected credit loss	1,817	1,124
Past Due 1 – 30 Days
Trade And Other Current Receivables [Line Items]
Trade and other receivables	159,928	184,907
Past Due 1 – 30 Days | Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Allowance for expected credit loss	2,909	2,904
Past Due 31 – 60 Days
Trade And Other Current Receivables [Line Items]
Trade and other receivables	47,529	83,676
Past Due 31 – 60 Days | Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Allowance for expected credit loss	8,727	8,712
Past Due More Than 60 Days
Trade And Other Current Receivables [Line Items]
Trade and other receivables	96,932	94,824
Past Due More Than 60 Days | Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Allowance for expected credit loss	$ 16,053	$ 16,298